UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 85,611	$ 101,053	$ 200,832
Fair value adjustments to hedging financial instruments	(14,540)	23,167	27,154
Fair value adjustments to hedging financial instruments in associated companies	(1,767)	(481)	158
Reclassification into net income of previous fair value adjustments to hedging financial instruments	0	173	(1,348)
Fair value adjustments to available for sale securities	(92,077)	(1,206)	981
Reclassification into net income of previous fair value adjustments to available for sale securities	0	0	20,552
Fair value adjustments to other financial instruments in associated companies	0	(28)	0
Other comprehensive income/(loss)	11	(44)	(136)
Other comprehensive (loss)/income, net of tax	(108,373)	21,581	47,361
Comprehensive (loss)/income	$ (22,762)	$ 122,634	$ 248,193